Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Customer one [Member]
Segment Reporting Information [Line Items]
Net sales to customers	24.10%	20.80%	18.90%	15.90%
Customer two [Member]
Segment Reporting Information [Line Items]
Net sales to customers	12.70%	14.00%	12.40%	11.00%
Customer three [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.90%	12.20%	11.80%	10.50%